Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000206605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000206605 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000206605 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000206605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[1]
C000206605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000206605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[1]
C000206605 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
C000206605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[1]
C000206605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000206605 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000206605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000206605 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[1]
C000206605 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[1]
C000095102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000095102 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000095102 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000095102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[2]
C000095102 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000095102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[2]
C000095102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[2]
C000095102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[2]
C000095102 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000095102 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000095102 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000095102 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
C000095102 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[2]
C000068368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000068368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000068368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000068368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[3]
C000068368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000068368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[3]
C000068368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[3]
C000068368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[3]
C000068368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000068368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000068368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000068368 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[3]
C000068368 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[3]
C000068367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000068367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000068367 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000068367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[4]
C000068367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000068367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[4]
C000068367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[4]
C000068367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[4]
C000068367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[4]
C000068367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000068367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000068367 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[4]
C000068367 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[4]
C000024978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000024978 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000024978 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000024978 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[5]
C000024978 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5]
C000024978 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[5]
C000024978 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[5]
C000024978 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[5]
C000024978 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000024978 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000024978 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000024978 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[5]
C000024978 [Member] | Market Indices [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[5]
C000039961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000039961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000039961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000039961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%	[6]
C000039961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000039961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000039961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[6]
C000039961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[6]
C000039961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000039961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000039961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000039961 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000068369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000068369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000068369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000068369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%	[7]
C000068369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000068369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000068369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[7]
C000068369 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[7]
C000068369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000068369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000068369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000068369 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000068370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000068370 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000068370 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000068370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%	[8]
C000068370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[8]
C000068370 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000068370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[8]
C000068370 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[8]
C000068370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000068370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[8]
C000068370 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000068370 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000174226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000174226 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000174226 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000174226 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%	[9]
C000174226 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
C000174226 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000174226 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[9]
C000174226 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[9]
C000174226 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000174226 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
C000174226 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000174226 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000095104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000095104 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[10]
C000095104 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[10]
C000095104 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[10]
C000095104 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000095104 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)	[10]
C000095104 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000095104 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[10]
C000095104 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[10]
C000095104 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000095104 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[10]
C000095104 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000095104 [Member] | Short Term Investments Derivatives and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[10]
C000098121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000098121 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000098121 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[11]
C000098121 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[11]
C000098121 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000098121 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)	[11]
C000098121 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000098121 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[11]
C000098121 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[11]
C000098121 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11]
C000098121 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[11]
C000098121 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000098121 [Member] | Short Term Investments Derivatives and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[11]
C000078761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000078761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[12]
C000078761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[12]
C000078761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[12]
C000078761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000078761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)	[12]
C000078761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000078761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[12]
C000078761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[12]
C000078761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[12]
C000078761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[12]
C000078761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[12]
C000078761 [Member] | Short Term Investments Derivatives and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[12]
C000095099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000095099 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000095099 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[13]
C000095099 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[13]
C000095099 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[13]
C000095099 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000095099 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[13]
C000095099 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000095099 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[13]
C000095099 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[13]
C000095099 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000095099 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000095099 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000095099 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000095099 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000095099 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[13]
C000095099 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000095099 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000095099 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000095099 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[13]
C000095100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000095100 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000095100 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[14]
C000095100 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[14]
C000095100 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[14]
C000095100 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000095100 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[14]
C000095100 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000095100 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[14]
C000095100 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000095100 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000095100 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000095100 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000095100 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000095100 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000095100 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[14]
C000095100 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000095100 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000095100 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[14]
C000095100 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[14]
C000095101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000095101 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000095101 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[15]
C000095101 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[15]
C000095101 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[15]
C000095101 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000095101 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[15]
C000095101 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000095101 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[15]
C000095101 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[15]
C000095101 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000095101 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000095101 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000095101 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000095101 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000095101 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[15]
C000095101 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000095101 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000095101 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000095101 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[15]
C000138115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000138115 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000138115 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[16]
C000138115 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[16]
C000138115 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[16]
C000138115 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000138115 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[16]
C000138115 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000138115 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[16]
C000138115 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
C000138115 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000138115 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000138115 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000138115 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000138115 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000138115 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[16]
C000138115 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000138115 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000138115 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[16]
C000138115 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[16]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets
[6]	Based on net assets
[7]	Based on net assets
[8]	Based on net assets
[9]	Based on net assets
[10]	Based on net assets
[11]	Based on net assets
[12]	Based on net assets
[13]	Based on net assets
[14]	Based on net assets
[15]	Based on net assets
[16]	Based on net assets